Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of trade receivables [abstract]
Provisions for trade receivables
(USD millions)	2024	2023

Total gross trade receivables	7 481	7 158

Provisions for doubtful trade receivables	-58	-51

Total trade receivables	7 423	7 107

Overdue amounts and related provision
(USD millions)	2024	2023

Not overdue	7 138	6 791

Past due for not more than one month	134	146

Past due for more than one month but less than three months	95	66

Past due for more than three months but less than six months	37	64

Past due for more than six months but less than one year	24	38

Past due for more than one year	53	53

Provisions for doubtful trade receivables	-58	-51

Total trade receivables	7 423	7 107

Trade receivables denominated in other currencies
(USD millions)	2024	2023

US dollar (USD)	3 698	3 520

Euro (EUR)	1 144	1 138

Japanese yen (JPY)	470	288

Russian ruble (RUB)	212	240

British pound (GBP)	191	146

Chinese yuan (CNY)	172	231

Brazilian real (BRL)	130	130

Australian dollar (AUD)	96	96

Swiss franc (CHF)	54	84

Canadian dollar (CAD)	50	75

Other currencies	1 206	1 159

Total trade receivables	7 423	7 107